Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of December 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	70
Total	70

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

Alta Partners, LLC (“Alta”) alleges that it holds certain public warrants of the Company and has asserted claims that the Company breached the related warrant agreement. In March 2025, the Court granted the Company’s motion to dismiss a principal claim relating to the alleged refusal to permit warrant exercise, with prejudice. As a result, the only remaining claim relates to Alta’s allegation that the Company failed to satisfy its contractual “best efforts” obligation to register the warrant shares. Alta has asserted damages of approximately $5.2 million in connection with this claim. The Company disputes both liability and Alta’s damages assertions and intends to continue to vigorously defend this matter.

In light of the current procedural posture, including the pending dispositive motion, and the legal and factual complexities associated with the remaining claim, the Company has determined that a loss is neither probable nor reasonably estimable as of December 31, 2025. Accordingly, no provision for this contingency has been recorded in the consolidated financial statements.

Except for the event mentioned above, in the opinion of management, there were no other pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of these consolidated financial statements.

Capital commitments

The Group’s capital commitments primarily relate to commitments on purchase of other cloud infrastructure and artificial intelligence platform. Total capital commitment contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 was $33,986, which was expected to be paid within one year of December 31, 2025.